UNSECURED DEBT AND RELATED DERIVATIVES	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
UNSECURED DEBT AND RELATED DERIVATIVES

7.	UNSECURED DEBT AND RELATED DERIVATIVES
Unsecured Revolving Credit Facility
On March 27, 2024, the Trust amended its existing unsecured revolving credit facility (the ‘‘Credit Facility’’) to extend the maturity date by one year to March 31, 2029, with a limit of $1.0 billion. As the administrator of the Canadian Dollar Offered Rate ("CDOR") ceased publication of CDOR on June 28, 2024 and the Canadian financial benchmark was replaced by the Canadian Overnight Repo Rate Average ("CORRA"), the Trust also amended the benchmark rates from CDOR to CORRA for Canadian dollar denominated draws, including a fixed spread for the basis difference between CDOR and CORRA. Such amendments to the benchmark rates resulted in no economic impact to Granite’s borrowing rates.
Draws on the Credit Facility are available by way of Canadian dollar, US dollar or Euro denominated loans or Canadian dollar or US dollar denominated letters of credit. The Credit Facility provides the Trust the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $450.0 million with the consent of the participating lenders. While the Credit Facility matures on March 31, 2029, the Trust has the option to extend the maturity date by one year to March 31, 2030, subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the Credit Facility. As at December 31, 2024, the Trust had no amount drawn (2023 — nil) on the Credit Facility and $2.8 million (2023 — $2.9 million) in letters of credit issued against the Credit Facility.
Unsecured Debentures and Term Loans, Net

As at December 31,			2024		2023
	Maturity Date	Amortized Cost(1)	Principal issued and outstanding	Amortized Cost(1)	Principal issued and outstanding
2027 Debentures	June 4, 2027	$498,857	$500,000	$498,497	$500,000
2028 Debentures	August 30, 2028	498,518	500,000	498,193	500,000
April 2029 Debentures	April 12, 2029	397,947	400,000	397,629	400,000
October 2029 Debentures	October 4, 2029	248,746	250,000	—	—
2030 Debentures	December 18, 2030	498,139	500,000	497,917	500,000
2031 Debentures	October 4, 2031	547,110	550,000	—	—
2024 Term Loan	December 19, 2024	—	—	244,133	244,283
2025 Term Loan	September 15, 2025	—	—	527,786	528,180
September 2026 Term Loan	September 8, 2026	89,336	89,443	102,064	102,222
December 2026 Term Loan	December 11, 2026	299,800	300,000	299,763	300,000
		$3,078,453	$3,089,443	$3,065,982	$3,074,685
(1)The amounts outstanding are net of deferred financing costs. The deferred financing costs are amortized using the effective interest method and are included in interest expense.

As at December 31,	2024	2023
Unsecured Debentures and Term Loans, Net
Non-current	$3,078,453	$2,821,849
Current	—	244,133
	$3,078,453	$3,065,982
2023 Debentures

On December 20, 2016, Granite REIT Holdings Limited Partnership ("Granite LP"), a wholly-owned subsidiary of Granite, issued at a nominal premium $400.0 million aggregate principal amount of 3.873% Series 3 senior unsecured debentures due November 30, 2023 (the “2023 Debentures”). On November 30, 2023, Granite LP repaid in full the outstanding $400.0 million aggregate principal amount of the 2023 Debentures. In conjunction with the repayment, the associated cross currency interest rate swap (the "2023 Cross Currency Interest Rate Swap") was terminated and the related mark to market liability of $18.5 million was settled.
2027 Debentures

On June 4, 2020, Granite LP issued at par $500.0 million aggregate principal amount of 3.062% Series 4 senior unsecured debentures due June 4, 2027 (the “2027 Debentures”). Interest on the 2027 Debentures is payable semi-annually in arrears on June 4 and December 4 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2027 Debentures and are recorded as a reduction against the carrying value.

The 2027 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2027 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2027 Debenture, a price equal to which, if the 2027 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 65.0 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of June 4, 2027. Granite also has the option to redeem the 2027 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of June 4, 2027.

2028 Debentures

On August 30, 2021, Granite LP issued at par $500.0 million aggregate principal amount of 2.194% Series 6 senior unsecured debentures due August 30, 2028 (the “2028 Debentures”). Interest on the 2028 Debentures is payable semi-annually in arrears on February 28 and August 30 of each year. Deferred financing costs of $2.7 million were incurred in connection with the issuance of the 2028 Debentures and are recorded as a reduction against the carrying value.

The 2028 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2028 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2028 Debenture, a price equal to which, if the 2028 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 28.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of August 30, 2028. Granite also has the option to redeem the 2028 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of August 30, 2028.

April 2029 Debentures

On October 12, 2023, Granite LP issued at par $400.0 million aggregate principal amount of 6.074% Series 7 senior unsecured debentures due April 12, 2029 (the “April 2029 Debentures”). Interest on the April 2029 Debentures is payable semi-annually in arrears on April 12 and October 12 of each year. Deferred financing costs of $2.5 million were incurred in connection with the issuance of the April 2029 Debentures and are recorded as a reduction against the carrying value.

The April 2029 Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the April 2029 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a April 2029 Debenture, a price equal to which, if the April 2029 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 50.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of April 12, 2029. Granite also has the option to redeem the April 2029 Debentures at par plus any accrued and unpaid interest within one month of the maturity date of April 12, 2029.

October 2029 Debentures

On October 4, 2024, Granite LP issued at par $250.0 million aggregate principal amount of 3.999% Series 8 senior unsecured debentures due October 4, 2029 (the "October 2029 Debentures"). Interest on the October 2029 Debentures is payable semi-annually in arrears on April 4 and October 4 of each year. Deferred financing costs of $1.3 million were incurred in connection with the issuance of the October 2029 Debentures and are recorded as a reduction against the carrying value.

The October 2029 Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the October 2029 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a October 2029 Debenture, a price equal to which, if the October 2029 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 31 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of October 4, 2029. Granite also has the option to redeem the October 2029 Debentures at par plus any accrued and unpaid interest within one month of the maturity date of October 4, 2029.

2030 Debentures

On December 18, 2020, Granite LP issued at par $500.0 million aggregate principal amount of 2.378% Series 5 senior unsecured debentures due December 18, 2030 (the “2030 Debentures”). Interest on the 2030 Debentures is payable semi-annually in arrears on June 18 and December 18 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2030 Debentures and are recorded as a reduction against the carrying value.

The 2030 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2030 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2030 Debenture, a price equal to which, if the 2030 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 39.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 18, 2030. Granite also has the option to redeem the 2030 Debentures at par plus any accrued and unpaid interest within three months of the maturity date of December 18, 2030.

2031 Debentures

On October 4, 2024, Granite LP issued at par $550.0 million aggregate principal amount of 4.348% Series 9 senior unsecured debentures due October 4, 2031 (the "2031 Debentures"). Interest on the 2031 Debentures is payable semi-annually in arrears on April 4 and October 4 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2031 Debentures and are recorded as a reduction against the carrying value.
The 2031 Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2031 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2031 Debenture, a price equal to which, if the 2031 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 37.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of October 4, 2031. Granite also has the option to redeem the 2031 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of October 4, 2031.

2024 Term Loan

On December 19, 2018, Granite LP entered into and fully drew upon a US$185.0 million senior unsecured non-revolving term facility that originally matured on December 19, 2022. On October 10, 2019, Granite refinanced the US$185.0 million term facility and extended the maturity date two years to December 19, 2024 (the “2024 Term Loan”). The 2024 Term Loan was fully prepayable without penalty. Any amount repaid could not be re-borrowed. Deferred financing costs of $0.8 million were incurred and recorded as a reduction against the carrying value.

In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was terminated on September 24, 2019 and blended into a new cross currency interest rate swap (note 7(c)).

Interest on drawn amounts of the 2024 Term Loan was initially based on LIBOR plus an applicable margin determined by reference to the external credit rating of Granite LP, but as the Federal Reserve Board discontinued the publication of the US dollar LIBOR benchmark rates on June 30, 2023 and replaced it with SOFR, on April 19, 2023, Granite amended the 2024 Term Loan and 2024 Cross Currency Interest Rate Swap to update the benchmark rates in these agreements from LIBOR to SOFR, including a fixed spread for the basis difference between LIBOR and SOFR, without any economic impact or change to Granite's risk management strategy.

On December 19, 2024, Granite LP repaid in full the outstanding US$185.0 million aggregate principal amount of the 2024 Term Loan. In conjunction with the repayment, the mark to market asset of US$10.8 million relating to the 2024 Cross Currency Interest Rate Swap was settled.

2025 Term Loan

On September 15, 2022, Granite LP entered into and fully drew upon a US$400.0 million senior unsecured non-revolving term facility with a maturity date of September 15, 2025 (the “2025 Term Loan”). The 2025 Term Loan was fully prepayable without penalty. Any amount repaid could not be re-borrowed. Interest on drawn amounts was calculated based on SOFR plus an applicable margin determined by reference to the external credit rating of Granite LP and was payable monthly in arrears. Deferred financing costs of $0.7 million were incurred and recorded as a reduction against the carrying value.

On October 4, 2024, Granite LP repaid in full the outstanding US$400.0 million aggregate principal amount of the 2025 Term Loan without penalty. In conjunction with the repayment, the 2025 Interest Rate Swap was terminated and the related mark to market asset of US$0.6 million was settled.
September 2026 Term Loan

On September 7, 2023, Granite LP entered into and fully drew upon a €70.0 million senior unsecured non-revolving term facility that will mature on September 8, 2026 (the “September 2026 Term Loan”). The September 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on EURIBOR plus a margin and is payable monthly in arrears. Deferred financing costs of $0.2 million were incurred and are recorded as a reduction against the carrying value.

On December 10, 2024, Granite LP repaid €10.0 million aggregate principal amount of the September 2026 Term Loan without penalty. In conjunction with the partial repayment, a €10.0 million portion of the September 2026 Interest Rate Swap was terminated and the related mark to market liability of €0.2 million was settled.

December 2026 Term Loan

On December 12, 2018, Granite LP entered into and fully drew upon a $300.0 million senior unsecured non-revolving term facility that originally matured on December 12, 2025. On November 27, 2019, Granite refinanced the $300.0 million term facility and extended the maturity date one year to December 11, 2026 (the “December 2026 Term Loan”). Deferred financing costs of $1.5 million were incurred and are recorded as a reduction against the carrying value.

In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was settled on November 27, 2019 and a new cross currency interest rate swap was entered into (note 7(c)).
The December 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts of the December 2026 Term Loan was initially based on CDOR plus an applicable margin determined by reference to the external credit rating of Granite LP. As a result of the cessation of the publication of CDOR on June 28, 2024 and the Canadian financial benchmark being replaced by CORRA, on February 8, 2024, Granite amended the December 2026 Term Loan and December 2026 Cross Currency Interest Rate Swap to update the benchmark rates in these agreements from CDOR to CORRA including a fixed spread for the basis difference between CDOR and CORRA, without any economic impact or change to Granite's risk management strategy.
The 2027 Debentures, 2028 Debentures, April 2029 Debentures, October 2029 Debentures, 2030 Debentures, 2031 Debentures, September 2026 Term Loan and December 2026 Term Loan rank pari passu with all of Granite LP’s other existing and future senior unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.
(c) Derivatives

As at December 31,								2024	2023
	Notional amount to be paid		Interest payment rate	Notional amount to be received		Interest receipt rate	Maturity date	Fair value assets (liabilities)	Fair value assets (liabilities)
2024 Cross Currency Interest Rate Swap (1)	168,200	EUR	0.522%	185,000	USD	SOFR plus margin (8)	Dec. 19, 2024	$—	$9,042
2025 Interest Rate Swap (2) (3)	—	—	5.016%	—	—	SOFR plus margin	Sept. 15, 2025	—	4,847
September 2026 Interest Rate Swap (4) (5)	—	—	4.333%	—	—	EURIBOR plus margin	Sept. 8, 2026	(1,502)	(2,105)
December 2026 Cross Currency Interest Rate Swap	205,500	EUR	1.355%	300,000	CAD	CORRA plus margin (9)	Dec. 11, 2026	9,499	24,223
2027 Cross Currency Interest Rate Swap	370,300	USD	2.964%	500,000	CAD	3.062%	June 4, 2027	(13,255)	18,402
2028 Cross Currency Interest Rate Swap	119,100	USD	2.096%	150,000	CAD	2.194%	Aug. 30, 2028	(11,941)	(3,067)
2028 Cross Currency Interest Rate Swap	242,100	EUR	0.536%	350,000	CAD	2.194%	Aug. 30, 2028	5,270	8,998
April 2029 Cross Currency Interest Rate Swap (6)	277,700	EUR	4.958%	400,000	CAD	6.103%	Apr. 12, 2029	(5,594)	(3,257)
October 2029 Cross Currency Interest Rate Swap (7)	167,400	EUR	3.494%	250,000	CAD	3.999%	Oct. 4, 2029	(6)	—
2030 Cross Currency Interest Rate Swap	319,400	EUR	1.045%	500,000	CAD	2.378%	Dec. 18, 2030	42,606	43,730
								$25,077	$100,813
(1)On December 19, 2024, Granite LP repaid in full the outstanding US$185.0 million aggregate principal amount of the 2024 Term Loan. In conjunction with the repayment, the mark to market asset of US$10.8 million relating to the 2024 Cross Currency Interest Rate Swap was settled (note 7(b)).
(2)On September 15, 2022, Granite LP entered into a float to fixed interest rate swap (the “2025 Interest Rate Swap”) to exchange the floating SOFR portion of the interest payments of the 2025 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 5.016%.
(3)On October 4, 2024, Granite LP repaid in full the outstanding US$400.0 million aggregate principal amount of the 2025 Term Loan without penalty. In conjunction with the repayment, the 2025 Interest Rate Swap was terminated and the related mark to market asset of US$0.6 million was settled (note 7(b)).
(4)On September 8, 2023, Granite LP entered into a float to fixed interest rate swap (the "September 2026 Interest Rate Swap”) to exchange the floating EURIBOR-based interest payments of the September 2026 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 4.333%.
(5)On December 10, 2024, Granite LP repaid €10.0 million aggregate principal amount of the September 2026 Term Loan without penalty. In conjunction with the partial repayment, a €10.0 million portion of the September 2026 Interest Rate Swap was terminated and the related mark to market liability of €0.2 million was settled (note 7(b)).
(6)On October 12, 2023, Granite LP entered into a cross currency interest rate swap (the "April 2029 Cross Currency Interest Rate Swap") to exchange the Canadian dollar denominated principal and interest payments of the April 2029 Debentures for Euro denominated principal and interest payments resulting in an all-in effective fixed interest rate of 4.929%.
(7)On October 4, 2024, Granite LP entered into a cross currency interest rate swap (the "October 2029 Cross Currency Interest Rate Swap”) to exchange the Canadian dollar denominated principal and interest payments of the October 2029 Debentures for Euro denominated principal and interest payments resulting in an all-in effective fixed interest rate of 3.494%.
(8)On April 19, 2023, Granite amended the 2024 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from LIBOR to SOFR, including a fixed spread for the basis difference between LIBOR and SOFR, without any economic impact or change to Granite's risk management strategy (note 7(b)). In combination with the 2024 Term Loan, the all-in effective fixed interest rate is 0.267%.
(9)On February 8, 2024, Granite amended the December 2026 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from CDOR to CORRA, including a fixed spread for the basis difference between CDOR and CORRA, without any economic impact or change to Granite's risk management strategy (note 7(b)). In combination with the December 2026 Term Loan, the all-in effective fixed interest rate is 1.096%.

	December 31,	December 31,
	2024	2023
Derivative assets at fair value
Non-current	$57,375	$100,200
Current	—	9,042
	$57,375	$109,242

Derivative liabilities at fair value
Non-current	$32,298	$8,429
Current	—	—
	$32,298	$8,429
For the year ended December 31, 2024, the cross currency interest rate swaps, the combination of the 2025 Term Loan and 2025 Interest Rate Swap, and the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap are designated as net investment hedges of the Trust’s investments in foreign operations ("Net Investment Hedges"). The effectiveness of the hedges is assessed quarterly. Gains and losses associated with the effective portion of the hedges are recognized in other comprehensive income (loss). For the year ended December 31, 2024, the Trust has assessed the Net Investment Hedges to be effective, except for a portion of the 2024 Cross Currency Interest Rate Swap, a portion of the combination of the 2025 Term Loan and 2025 Interest Rate Swap, a portion of the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap, and a portion of the December 2026 Cross Currency Interest Rate Swap.

On October 4, 2024, as a result of the designation of the October 2029 Cross Currency Interest Rate Swap as a net investment hedge, the Trust de-designated the 2024 Cross Currency Interest Rate Swap. Since the Trust did not employ hedge accounting for the 2024 Cross Currency Interest Rate Swap from the period October 4, 2024 to December 19, 2024, a fair value gain of $13.9 million is recognized in fair value (gains) losses on financial instruments, net, (note 12(e)) in the consolidated combined statement of net income.
For the year ended December 31, 2024, a net fair value gain of $7.1 million has been recognized in fair value (gains) losses on financial instruments, net (note 12(e)) in the consolidated combined statement of net income, due to the de-designation of the 2024 Cross Currency Interest Rate Swap (from the period October 4, 2024 to December 19, 2024) and the ineffectiveness relating to the interest rate portion of certain hedging relationships described above.
The Trust has elected to record the differences resulting from the interest rates associated with the derivatives in the consolidated combined statements of net income.